Share Capital (Details) - Schedule of Authorized and Issued Preference Shares	12 Months Ended
Dec. 31, 2022 USD ($) shares
Series A [Member]
2024
Beginning of financial year | shares	1,639,344
Beginning of financial year | $	$ 1,639,344
Cancellation of treasury shares | shares
Cancellation of treasury shares | $
Conversion of convertible preference shares to ordinary shares | shares	(1,639,344)
Conversion of convertible preference shares to ordinary shares | $	$ (1,639,344)
End of financial year | shares
End of financial year | $
Series B [Member]
2024
Beginning of financial year | shares	1,589,957
Beginning of financial year | $	$ 1,589,957
Cancellation of treasury shares | shares	(31,645)
Cancellation of treasury shares | $	$ (31,645)
Conversion of convertible preference shares to ordinary shares | shares	(1,558,312)
Conversion of convertible preference shares to ordinary shares | $	$ (1,558,312)
End of financial year | shares
End of financial year | $
Series C [Member]
2024
Beginning of financial year | shares	1,182,926
Beginning of financial year | $	$ 1,182,926
Conversion of convertible preference shares to ordinary shares | shares	(1,182,926)
Conversion of convertible preference shares to ordinary shares | $	$ (1,182,926)
End of financial year | shares
End of financial year | $
Series D [Member]
2024
Beginning of financial year | shares	1,432,665
Beginning of financial year | $	$ 1,432,665
Conversion of convertible preference shares to ordinary shares | shares	(1,432,665)
Conversion of convertible preference shares to ordinary shares | $	$ (1,432,665)
End of financial year | shares
End of financial year | $